DEBT - Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt
Long-term debt, current portion	$ 80,600	$ 100,600
Long-term debt, non-current portion	178,916	601,171
Long-term debt	259,516	701,771
Less: Cash and cash equivalents	(38,000)	(61,348)
Net debt	$ 221,516	$ 640,423